GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 1,609
Balance at end of year	1,670	$ 1,609
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	1,609	1,726
Foreign currency translation and other	61	(117)
Balance at end of year	$ 1,670	$ 1,609